Other Assets - Other Non-Current Assets (Detail) - EUR (€) € in Millions		Dec. 31, 2018	Dec. 31, 2017
Other Assets [Abstract]
Advance payments to Carl Zeiss SMT GmbH, non-current		€ 533.4	€ 331.5	[1]
Derivative financial instruments		59.7	65.2	[1]
Compensation plan assets	[1],[2]	43.1	41.2
Prepaid expenses		4.6	140.4	[1]
Non-current accounts receivable		150.7	105.5	[1]
Other assets		14.6	24.4	[1]
Other non-current assets		€ 806.1	€ 708.2	[1],[3]

[1]	As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.
[2]	For further details on compensation plan assets see Note 19 Employee benefits.
[3]	1.As of January 1, 2018, ASML has adopted the new Revenue Recognition Standard (ASC 606) and Lease Standard (ASC 842). The comparative numbers have been adjusted to reflect these changes in accounting policies, see Note 1 General information / summary of significant accounting policies.